UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09141

Investment Company Act File Number

Eaton Vance Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 28, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Municipal Income Trust

February 28, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 164.4%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%(1)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(2)	$252	$100,606

		$100,606

Education — 8.2%
Massachusetts Development Finance Agency, (Boston University), 6.00%, 5/15/59	$5,580	$6,901,288
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39(3)	10,500	11,375,385
New York Dormitory Authority, (The New School), 5.00%, 7/1/37	1,500	1,675,305
New York Dormitory Authority, (The New School), 5.00%, 7/1/41	730	814,673
New York Dormitory Authority, (The New School), Prerefunded to 7/1/20, 5.75%, 7/1/50	4,000	4,594,320

		$25,360,971

Electric Utilities — 4.3%
Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	$1,685	$1,770,093
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	2,540	2,758,389
Indiana Financing Authority, (Duke Energy Indiana, Inc.), 6.00%, 8/1/39	1,000	1,096,020
South Carolina Public Service Authority, 5.50%, 12/1/54	7,000	7,856,730

		$13,481,232

Escrowed/Prerefunded — 7.9%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.00%, 7/15/30	$785	$892,930
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	880	1,007,204
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.375%, 7/15/43	480	551,078
Illinois Finance Authority, (Provena Healthcare), Prerefunded to 8/15/19, 7.75%, 8/15/34	3,250	3,773,282
Massachusetts Health and Educational Facilities Authority, (Harvard University), Prerefunded to 10/1/17, 5.00%, 10/1/38(3)	2,490	2,553,993
Miami-Dade County, FL, (Miami International Airport), Prerefunded to 10/1/19, 5.50%, 10/1/36	3,715	4,131,972
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/22, 5.00%, 7/1/42	1,675	1,971,090
Triborough Bridge and Tunnel Authority, NY, Prerefunded to 5/15/18, 5.00%, 11/15/37(3)	9,300	9,775,509

		$24,657,058

General Obligations — 14.9%
Chicago, IL, 5.75%, 1/1/33	$1,500	$1,524,660
Frisco Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/37(3)	9,000	10,227,510
Illinois, 5.00%, 5/1/33	5,000	5,038,600
Klein Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/36(3)	3,250	3,621,767
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/39	17,900	6,755,102
New York, 5.00%, 2/15/34(3)	2,500	2,814,825
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(3)	2,340	2,481,500
Wylie Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/36	7,980	3,937,332
Wylie Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/37	7,500	3,534,150

Security	Principal Amount (000’s omitted)	Value
Wylie Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/38	$8,500	$3,805,960
Wylie Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/39	6,035	2,556,064

		$46,297,470

Hospital — 20.8%
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39(3)	$10,000	$10,884,800
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	440	491,264
California Health Facilities Financing Authority, (Sutter Health Obligation Group), 5.00%, 8/15/52(3)	10,000	10,812,600
Camden County Improvement Authority, NJ, (Cooper Health System), 5.75%, 2/15/42	1,335	1,481,757
Hawaii Department of Budget and Finance, (Hawaii Pacific Health Obligated Group), 5.50%, 7/1/40	1,870	2,009,502
Illinois Finance Authority, (Presence Health Network), 4.00%, 2/15/41	2,500	2,097,675
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 4.00%, 7/1/35	1,185	1,187,702
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/46(3)	10,000	11,261,800
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	1,535	1,744,712
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/36(4)	800	856,984
New York Dormitory Authority, (Orange Regional Medical Center), Prerefunded to 12/1/18, 6.125%, 12/1/29	1,465	1,596,806
New York Dormitory Authority, (Orange Regional Medical Center), Prerefunded to 12/1/18, 6.25%, 12/1/37	2,930	3,200,000
North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.25%, 6/1/29(3)	11,400	12,460,428
South Lake County Hospital District, FL, (South Lake Hospital), 6.25%, 4/1/39	1,570	1,691,549
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/43	785	792,481
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.50%, 12/1/43	670	714,776
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	1,000	1,116,410

		$64,401,246

Housing — 1.6%
Centerline Equity Issuer Trust, TN, 6.00%, 10/31/52(4)	$4,000	$4,341,680
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/47	555	578,815
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	180	176,190

		$5,096,685

Industrial Development Revenue — 5.5%
Clayton County Development Authority, GA, (Delta Air Lines, Inc.), 8.75%, 6/1/29	$400	$473,760
Denver City and County, CO, (United Airlines), (AMT), 5.75%, 10/1/32	1,370	1,391,660
Essex County Improvement Authority, NJ, (Covanta), (AMT), 5.25%, 7/1/45(4)	4,390	4,370,421
Luzerne County Industrial Development Authority, PA, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	1,600	1,745,552
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(4)	1,075	1,034,741
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	4,680	4,942,501
New Jersey Economic Development Authority, (Continental Airlines), Series 2000A, (AMT), 5.625%, 11/15/30	1,005	1,095,259
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	1,715	1,869,024

		$16,922,918

Security	Principal Amount (000’s omitted)	Value
Insured-Electric Utilities — 0.7%
Puerto Rico Electric Power Authority, (AGM), 1.189%, 7/1/29(5)	$3,000	$2,305,830

		$2,305,830

Insured-Escrowed/Prerefunded — 2.0%
Iowa Finance Authority, Health Facilities, (Iowa Health System), (AGC), Prerefunded to 8/15/19, 5.625%, 8/15/37	$2,625	$2,914,485
San Diego County Water Authority, CA, Certificates of Participation, (AGM), Prerefunded to 5/1/18, 5.00%, 5/1/38(3)	3,000	3,149,940

		$6,064,425

Insured-General Obligations — 1.1%
Arcadia Unified School District, CA, (Election of 2006), (AGM), 0.00%, 8/1/38	$10,000	$3,509,400

		$3,509,400

Insured-Hospital — 3.1%
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series I, (AGC), 5.00%, 7/1/38(3)	$9,400	$9,739,948

		$9,739,948

Insured-Other Revenue — 0.6%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$4,210	$1,887,385

		$1,887,385

Insured-Special Tax Revenue — 8.7%
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/37	$31,800	$12,987,438
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/43	29,510	6,463,575
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	10,510	2,040,727
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	30,000	5,483,100

		$26,974,840

Insured-Student Loan — 1.1%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$1,720	$1,842,017
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	275	287,972
New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	1,245	1,293,679

		$3,423,668

Insured-Transportation — 15.3%
Alameda Corridor Transportation Authority, CA, (NPFG), 0.00%, 10/1/33	$12,425	$6,498,275
Chicago, IL, (O’Hare International Airport), (AGM), 5.50%, 1/1/43	935	1,046,069
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	3,850	4,177,173
Miami-Dade County, FL, (Miami International Airport), (AGM), (AMT), 5.25%, 10/1/41	1,990	2,087,430
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/41	1,480	1,473,088
North Carolina Turnpike Authority, (AGC), 0.00%, 1/1/34	15,000	7,807,650
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	9,820	10,435,223
Puerto Rico Highway and Transportation Authority, (AGM), 5.50%, 7/1/31	2,370	2,628,922
San Jose, CA, Airport Revenue, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	2,425	2,433,391
San Jose, CA, Airport Revenue, (AMBAC), (AMT), 5.50%, 3/1/32	8,805	8,838,283

		$47,425,504

Insured-Water and Sewer — 12.3%
DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.00%, 10/1/35(3)	$17,985	$20,914,577
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/34	6,000	2,343,300
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/35	6,680	2,436,329
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/36	7,000	2,384,270

Security	Principal Amount (000’s omitted)	Value
Jefferson County, AL, Sewer Revenue, (AGM), 5.00%, 10/1/44	$3,750	$4,171,275
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	3,640	3,720,881
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.125%, 7/1/47	2,000	2,038,980

		$38,009,612

Lease Revenue/Certificates of Participation — 1.4%
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	$2,135	$2,428,925
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	1,735	1,857,630

		$4,286,555

Other Revenue — 2.4%
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(6)	$1,925	$476,746
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	60	59,569
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	5,000	5,708,000
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26	1,080	1,087,625

		$7,331,940

Senior Living/Life Care — 6.0%
Douglas County Hospital Authority No. 2, NE, (Immanuel Obligated Group), 5.50%, 1/1/30	$535	$573,568
Douglas County Hospital Authority No. 2, NE, (Immanuel Obligated Group), 5.625%, 1/1/40	1,075	1,144,015
Logan County, CO, (TLC Care Choices, Inc.), 6.875%, 12/1/23(6)	3,109	759,601
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.40%, 10/1/44	1,480	1,572,707
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	740	870,011
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	3,650	4,328,535
Savannah Economic Development Authority, GA, (Marshes Skidaway), 7.125%, 1/1/38	4,960	5,513,883
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/49	2,500	2,553,925
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/32	335	353,495
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.25%, 12/1/42	985	1,042,879

		$18,712,619

Special Tax Revenue — 14.6%
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(7)	$90	$0
New River Community Development District, FL, (Capital Improvements), 5.35%, 5/1/38(7)	35	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	155	141,815
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 8/1/39(3)	12,400	14,021,920
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.50%, 11/1/35	1,500	1,708,305
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.50%, 11/1/35(3)	5,000	5,694,350
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/34(3)	10,000	11,443,400
Southern Hills Plantation I Community Development District, FL, Series A1, 5.80%, 5/1/35	258	258,175
Southern Hills Plantation I Community Development District, FL, Series A2, 5.80%, 5/1/35	185	167,649
Sterling Hill Community Development District, FL, 6.20%, 5/1/35	580	405,913
Texas Transportation Commission, 5.00%, 4/1/33(3)	10,000	11,412,800

		$45,254,327

Transportation — 24.5%
Central Texas Regional Mobility Authority, Prerefunded to 1/1/21, 5.75%, 1/1/31	$435	$506,057
Central Texas Regional Mobility Authority, Series 2015A, 5.00%, 1/1/40	1,395	1,510,534
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/41	10,000	10,623,600
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	1,030	1,196,458
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	1,735	2,011,559

Security	Principal Amount (000’s omitted)	Value
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/38	$3,200	$3,393,504
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.375%, 5/15/33	1,000	1,043,980
Memphis-Shelby County Airport Authority, TN, (AMT), 5.75%, 7/1/24	400	440,400
New Jersey Transportation Trust Fund Authority, (Transportation Program), 1.84%, 12/15/21 (Put Date), 6/15/34(5)	7,250	7,054,323
New York Liberty Development Corp., (1 World Trade Center Port Authority Construction), 5.00%, 12/15/41(3)	7,880	8,757,517
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	1,055	1,110,788
North Texas Tollway Authority, Prerefunded to 1/1/18, 5.75%, 1/1/38	1,515	1,578,282
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	3,910	4,130,954
Pennsylvania Turnpike Commission, 5.375%, (0.00% until 12/1/17), 12/1/38	2,500	3,026,075
Port Authority of New York and New Jersey, (AMT), 4.00%, 9/1/33(3)	7,200	7,479,288
Port Authority of New York and New Jersey, (AMT), 4.50%, 4/1/37(3)	8,500	8,913,270
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(3)	7,290	7,588,088
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	1,885	2,153,386
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	1,725	1,951,855
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/37	850	924,375
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	640	694,259

		$76,088,552

Water and Sewer — 7.4%
Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/40(3)	$10,000	$11,308,400
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	1,860	2,008,781
Detroit, MI, Water Supply System, 5.25%, 7/1/41	4,730	5,046,768
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/34	4,130	4,505,500

		$22,869,449

Total Tax-Exempt Municipal Securities — 164.4% (identified cost $474,269,987)		$510,202,240

Taxable Municipal Securities — 5.0%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%(1)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(2)	$25	$9,816

		$9,816

General Obligations — 2.7%
Atlantic City, NJ, 7.50%, 3/1/40	$5,000	$5,316,400
Chicago, IL, 7.75%, 1/1/42	2,885	2,972,242

		$8,288,642

Hospital — 2.0%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$6,000	$6,349,740

		$6,349,740

Security	Principal Amount (000’s omitted)	Value
Insured-Transportation — 0.3%
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/32	$1,285	$564,578
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/33	1,000	410,770

		$975,348

Total Taxable Municipal Securities — 5.0% (identified cost $14,615,296)		$15,623,546

Institutional MuniFund Term Preferred Shares — 1.0%

Security	Shares	Value
Nuveen Texas Quality Income Municipal Fund, (AMT), 1.54%, 11/1/18(4)(8)	600	$3,003,270

Total Institutional MuniFund Term Preferred Shares — 1.0% (identified cost $3,000,000)		$3,003,270

Total Investments — 170.4% (identified cost $491,885,283)		$528,829,056

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (4.8)%		$(14,777,706)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (21.9)%		$(68,000,000)

Other Assets, Less Liabilities — (43.7)%		$(135,633,170)

Net Assets Applicable to Common Shares — 100.0%		$310,418,180

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

At February 28, 2017, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	21.1%
Texas	13.7%
California	10.4%
Others, representing less than 10% individually	54.8%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2017, 26.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 10.8% of total investments.

(1)	Amount is less than 0.05%.

(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2017, the aggregate value of these securities is $13,607,096 or 4.4% of the Trust’s net assets applicable to common shares.

(5)	Variable rate security. The stated interest rate represents the rate in effect at February 28, 2017.

(6)	Security is in default and making only partial interest payments.

(7)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

(8)	Variable rate security. The stated dividend rate represents the rate in effect at February 28, 2017. Maturity date represents the mandatory redemption date. Each share represents $5,000 par value.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

The Trust did not have any open financial instruments at February 28, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 28, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$341,279,152

Gross unrealized appreciation	$45,972,480
Gross unrealized depreciation	(5,807,576)

Net unrealized appreciation	$40,164,904

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2017, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$510,202,240	$—	$510,202,240
Taxable Municipal Securities	—	15,623,546	—	15,623,546
Institutional MuniFund Term Preferred Shares	—	3,003,270	—	3,003,270
Total Investments	$—	$528,829,056	$—	$528,829,056

The Trust held no investments or other financial instruments as of November 30, 2016 whose fair value was determined using Level 3 inputs. At February 28, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 27, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 27, 2017